Stockholders' Equity (Deficit) - Options (Details Textual) (USD $)	0 Months Ended		12 Months Ended	3 Months Ended	12 Months Ended
	Apr. 16, 2014	Aug. 22, 2011	Dec. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	May 12, 2011	Jan. 02, 2014	Oct. 01, 2013	Jan. 03, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of individual ownership of common stock		10.00%
Share-based compensation arrangement by share-based payment award, award vesting period (in years)	90 days		2 years
Share-based compensation arrangement by share-based payment award, options, outstanding, intrinsic value			$ 0	$ 0
Weighted average exercise price, exercisable			$ 0.28	$ 0.28
Equity Incentive 2011 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise of stock options & warrants (shares)			1,250	1,250	0
Stock options, shares authorized (shares)						11,613,715
Common stock, capital shares reserved for future issuance (shares)			8,171,242	8,171,242
Expected term (in years)			6 years		9 years
Employee service share-based compensation, cash received from exercise of stock options			300	300
Share-based compensation arrangement by share-based payment award, options, outstanding, intrinsic value			295	295
Weighted average exercise price, exercisable			$ 0.58	$ 0.58
Equity Incentive B 2011 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options, shares authorized (shares)		87,500
May 2011 and August 2011 Equity Incentive Plans [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair market value of incentive stock options (percentage)		100.00%
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Adjustments to additional paid in capital, share-based compensation, requisite service period recognition					443,588
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Adjustments to additional paid in capital, share-based compensation, requisite service period recognition			538,263		725,254
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized			1,366,415	1,366,415
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition			3 years
Employee Stock Option [Member] | May 2011 and August 2011 Equity Incentive Plans [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (in years)		10 years
Investor Relations Services [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares reserved for future issuance	20,000,000		100,000	100,000			100,000	50,000	100,000
Individual Stock Ownership in Excess of 10 Percent [Member] | May 2011 and August 2011 Equity Incentive Plans [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair market value of incentive stock options (percentage)		110.00%
Twelve Months After Grant Date [Member] | May 2011 and August 2011 Equity Incentive Plans [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, equity instruments options, percentage vested (pecentage)		25.00%
Monthly in equal installments [Member] | Employee Stock Option [Member] | May 2011 and August 2011 Equity Incentive Plans [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, award vesting period (in years)		3 years
Selling and Marketing Expense [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Adjustments to additional paid in capital, share-based compensation, requisite service period recognition					14,027
General and Administrative Expense [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Adjustments to additional paid in capital, share-based compensation, requisite service period recognition			$ 166,610		429,561